Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]
23.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥802,332	¥202,680	¥1,228,160

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(2,704)	(3,212)	(3,826)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥799,628	¥199,468	¥1,224,334

	2016	2017	2018
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	13,885,842	13,574,314	13,291,842
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under Board Incentive Plan	17,474	10,571	1,650

Weighted average common shares for diluted computation	13,903,316	13,584,885	13,293,492

	2016	2017	2018
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥57.78	¥14.93	¥92.40

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥57.51	¥14.68	¥92.10